Loans	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Loans

 NOTE 6:- LOANS

a.	On May 14, 2021, the Company and Viola Credit Five Fund Limited Partnership (“Viola”) further amended the second amendment to the Viola Loan dated April 21, 2021 (the “Amendment”). According to the Amendment, Viola will grant a credit line to the Company of up to $3,000 (the “Viola Credit Line”). The Company may draw-down amounts under such credit line as of May 14, 2021, and until the twelve-month anniversary of the credit line (the “Final Drawdown Term”). The Company may extend the draw-down term by an additional six-month period (the “Extended Drawdown Term”) and a second additional six-month period (the “Second Extended Drawdown Term”). The Viola Credit Line is denominated in USD and bears interest at an annual rate equal to 8.25%. The principal amount of the Viola Credit Line shall be repaid at the Company’s discretion no later than the Final Drawdown Term or Extended Drawdown Term or Second Extended Drawdown Term, as applicable. Interest payments shall be done on a quarterly basis, on the outstanding portion of the Viola Credit Line to the Company. In addition, so long as any amount may be withdrawn under the Viola Credit Line or any amount remains outstanding on account of the Viola Credit Line, the Company shall maintain in its bank accounts unrestricted cash, as defined in the Viola Credit Line agreement, of at least $1,000. Deferred debt issuance costs due to the Viola Credit Line, such as origination fees and legal fees, in the amount of $64 are presented as a reduction of debt and are amortized using the effective interest method.

As part of the Viola Credit Line, Viola also received a warrant to purchase Preferred B shares or the most senior class of Company’s shares issued in the first round of equity financing consummated following May 14, 2021, in an amount of up to $250 and an additional $150 upon extension of the draw-down term and an additional $150 upon the Second Extended Drawdown Term (the “Second Viola Warrants”). The Second Viola Warrants can be exercised for cash or on a cashless ‘net issuance’ basis. The exercise price for Preferred B shares will be determined based on the lowest price such warrant shares were purchased or if the Company consummates an IPO or a financing of at least $10,000 (“Next Equity Round”) within twelve months - 85% of the initial “price to Public” or 85% of the lowest price actually paid for the shares issuable in such Next Equity Round.

b.	On May 24, 2021, the Company completed the forgiveness process of the Paycheck Protection Program Note (“PPP Note”) as disclosed in Note 10b in the 2020 Annual Financial Statements. As a result, the PPP Note was forgiven by Cache Valley Bank. Accordingly, the Company recognized the total amount of $653 due to the PPP Note as other income in the statements of operations.